Financial instruments - Series A Convertible Preferred Shares Valuation Input (Details) - Series A Convertible Preferred Shares	Jun. 30, 2026 Y $ / shares
Share price
Financial instruments
Significant unobservable input liabilities | $ / shares	1.74
Credit spread
Financial instruments
Significant unobservable input liabilities	0.5324
Risk free rate
Financial instruments
Significant unobservable input liabilities	0.042
Expected life (years)
Financial instruments
Significant unobservable input liabilities | Y	0.08
Dividend yield
Financial instruments
Significant unobservable input liabilities	0
Volatility
Financial instruments
Significant unobservable input liabilities	0.85